Costs Incurred In Oil And Natural Gas Acquisition, Exploration And Development Activities	12 Months Ended
Dec. 31, 2012
Costs Incurred In Oil And Natural Gas Acquisition, Exploration And Development Activities

20. COSTS INCURRED IN OIL AND NATURAL GAS ACQUISITION, EXPLORATION AND DEVELOPMENT ACTIVITIES (UNAUDITED)

Costs incurred in oil and natural gas property acquisitions and development are presented below and exclude any costs incurred related to Assets Held for Sale (in thousands):

	2012	2011	2010
Consolidated Entities:
Acquisition of Properties
Proved	$1,474	$9	$53
Unproved	49,331	76,852	43,166
Exploration Costs	128,748	113,075	36,008
Development Costs(a)	57,149	61,920	24,825

Subtotal	236,702	251,856	104,052
Asset Retirement Obligations	4,480	316	186

Total Costs Incurred	$241,182	$252,172	$104,238
Share of Equity Method Investments:
Acquisition of Properties
Proved	$0	$0	$0
Unproved	0	0	0
Exploration Costs	0	0	0
Development Costs(a)	4,316	12,682	6,018

Total	$4,316	$12,682	$6,018

(a)	Includes Depreciation expense for support equipment and facilities.

The following table provides a reconciliation of the total costs incurred for our consolidated entities to our reported capital expenditures (in thousands):

	2012	2011	2010
Total Costs Incurred by Consolidated Entities	$241,182	$252,172	$104,238
Equity Method Investments	4,087	23,204	8,721
DJ Basin Expenditures	3,146	24,029	45,659
Exploration Expense	(4,782)	(2,507)	(2,578)
Asset Retirement Obligations	(4,480)	(316)	(186)
Depreciation for Support Equipment and Facilities	(4,187)	(3,308)	(2,948)
Other	3,888	9,142	11,634

Total Capital Expenditures	$238,854	$302,416	$164,540